TRADE PAYABLES - Components of Trade Payables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade Payables
Trade payables	R$ 165.8	R$ 209.2
Related parties (Note 31)	343.6	407.9
Non-current	509.4	617.1
Trade payables	23,498.1	23,867.2
Related parties (Note 31)	830.4	1,210.7
Current	24,328.5	25,077.9
Total	R$ 24,837.9	R$ 25,695.0